Technology and content expense	12 Months Ended
Dec. 31, 2023
Technology and content expense
Technology and content expense
26 Technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2021(1)	2022(1)	2023
Staff Costs	14,968	25,233	17,425
Technology license and maintenance expenses	21,729	27,178	24,103
Technology and content expense	36,697	52,411	41,528
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(1)Re-presented for discontinued operations. See Note 6.
Technology and content expense decreased by 20.8% from USD 52.4 million in 2022 to USD 41.5 million in 2023, as a result of efforts to increase the efficiency of our technology investments by rationalizing our infrastructure and software costs and our staff structure.